Non-Current Assets Classified as Held for Sale - Additional Information (Detail) $ in Thousands, $ in Millions		12 Months Ended
	Feb. 07, 2017 CLP ($)	Dec. 31, 2019 CLP ($)	Dec. 31, 2018 CLP ($)	Dec. 31, 2017 CLP ($)	Dec. 31, 2016 USD ($)
Disclosure Of Noncurrent Assets And Disposal Groups And Liabilities Associated Held For Sale Or Distribution To Owners [Line Items]
Investments accounted for using the equity method		$ 7,911,342	$ 12,826,892	$ 16,912,454
Obligation to pay taxes		$ 23,457,536	$ 104,946,765	112,099,519
Electrogas S.A. [Member]
Disclosure Of Noncurrent Assets And Disposal Groups And Liabilities Associated Held For Sale Or Distribution To Owners [Line Items]
Percentage of ownership interest disposed					42.50%
Amount of sale of subsidiary					$ 180
Amounts received for the sale of subsidiaries	$ 115,582,806			115,582,806
Gains on sale of investment	$ 105,311,912			$ 105,311,912